Taxation (Details 4) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Balance at beginning of the Year	¥ 4,289	¥ 3,674	¥ 2,996
Additions	5,052	4,393	7,635
Reversals	(1,671)	(3,778)	(6,957)
Balance at end of the Year	¥ 7,670	¥ 4,289	¥ 3,674